Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 7,654	$ 4,974	$ 2,822
Securities available for sale:
Unrealized gain (loss) on investment securities available-for-sale, net of tax	1,717	(4,275)	(123)
Adjustment for gain on sales of investment securities, net of tax	(12)	(482)	(16)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	(2,212)	2,095	547
Amortization of prior service cost included in net periodic pension cost, net of tax	48	68	77
Other comprehensive income	(459)	(2,594)	485
Total comprehensive income	$ 7,195	$ 2,380	$ 3,307